Statutory Financial Information - Summary of Statutory Net Income and Statutory Surplus (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - Spinnaker Insurance Company [Member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statutory Accounting Practices [Line Items]
Statutory net income	$ 6.6	$ 4.3
Statutory capital and surplus	$ 69.6	$ 38.0